March 5, 2010



VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Attention:        Office of Filings, Information & Consumer Services

         RE:      Gabelli 787 Fund, Inc. (the "Trust")
                  FILE NOS. 333-141582 AND 811-22041
                  --------------------------------------------------

Dear Sir/Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-named Trust do not differ from those contained in Post-Effective Amendment No. 6 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 1, 2010 (Accession # 0000950123-10-019210).

Should you have any comments on this filing,  please contact the  undersigned at
(212) 318-6275.

                                  Sincerely,



                                  /S/ RACHAEL SCHWARTZ
                                  -------------------------------------
                                  Rachael Schwartz
                                  Paul, Hastings, Janofsky & Walker LLP


cc:      B. Alpert
         A. Mullady
         H. Robichaud
         A. Lonergan